Recurring Fair Value Measurements - Summary of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates (Parenthetical) (Detail)	Sep. 30, 2023	Dec. 31, 2022
Measurement Input Probability Rate [Member] | SPAC Market Data Published By Third Party [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11	9